Vessels (Details) - USD ($)		3 Months Ended	9 Months Ended
		Sep. 30, 2020	Sep. 30, 2020
Impairment [Abstract]
Percentage of estimated weighted average cost of capital			8.12%
Percentage of increasing/decreasing the weighted average cost of capital			0.50%
Impact of a 0.5% adverse change of weighted average cost of capital on impairment charge			$ 2,300,000
Impact of a 0.5% favorable change of weighted average cost of capital on impairment charge			(2,300,000)
Increasing/(decreasing) in future charter rates per day			500
Impact of $500 per day adverse change of future charter rates on impairment charge			2,100,000
Impact of $500 per day favorable change of future charter rates on impairment charge			(2,100,000)
Non-cash impairment charge		$ 4,900,000
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			1,589,444,000
Balance, end of period		1,499,103,000	1,499,103,000
Cost of Vessels [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			2,106,997,000
Transferred from vessels upgrades			6,196,000
Balance, end of period		2,113,192,000	2,113,192,000
Depreciation, Impairment and Amortization [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[1]		(517,553,000)
Depreciation and amortization	[1]		(91,616,000)
Impairment charges	[1]		(4,920,000)
Balance, end of period	[1]	(614,089,000)	(614,089,000)
Cost of Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			11,652,000
Additions			15,850,000
Transferred to vessels			(6,196,000)
Balance, end of period		21,306,000	21,306,000
Carrying Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period			11,652,000
Balance, end of period		$ 21,306,000	$ 21,306,000

[1]	Accumulated numbers